June 8, 2016

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington D.C. 20549

Re:	ARK ETF Trust (“Trust”)
File Nos. 333-191019 and 811-22883

To the Commission:

On behalf of the Trust, enclosed for filing are exhibits containing summary information regarding the reduction in the management and investment advisory fees in interactive data format for the ARK Innovation ETF, ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, and ARK Web x.0 ETF (each “Fund,” or collectively, “Funds”), each a series of the Trust. The exhibits reflect summary information regarding the reduction in the management and investment advisory fees for the Funds contained in the Prospectus and Statement of Additional Information dated December 31, 2015, as filed with the U.S. Securities and Exchange Commission pursuant to Rule 497(e) of the Securities Act of 1933 on June 1, 2016 (Accession Number: 0001144204-16-106296). The purpose of this filing is to submit the data in XBRL format.

If you have any questions regarding this filing, please do not hesitate to contact me at 646-668-4138 or kcarter@ark-invest.com or Jane A. Kanter at 646-668-4140 or jkanter@ark-invest.com.

Very truly yours,

/s/ Kellen Carter

Kellen Carter

ARK INVEST | 155 West 19th Street 5th Floor, New York, NY 10011 | T 212.426.7040 | info@ark-invest.com | ark-funds.com